Acquisition and Disposals of subsidiaries (Details) - Barclays Capital Asia Limited (BCAL) - Barclays International Holdings Limited £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Disclosure of operating segments [line items]
Consideration received	£ 227
Gains (losses) on disposals of investments	£ 5